Taxes on Income (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of effective income tax rate reconciliation [Abstract]
Income (loss) before taxes on income (tax benefit), as reported in the statements of income	$ 35,101	$ 19,031	$ (2,008)
Statutory tax rate in Israel	23.00%	23.00%	24.00%
Theoretical taxes on income (tax benefit)	$ 8,073	$ 4,377	$ (482)
Effect of foreign tax rates	231	315	(67)
Effect of benefited tax rates	(2,557)	(1,233)	(252)
Effect of the TCJA			(3,795)
Carry forward tax losses for which valuation allowance was provided (utilized)	783	(1,067)	897
Non-deductible expenses	549	1,276	892
Increase in uncertain tax positions	1,889	1,653	240
Others	(358)	(290)	3
Taxes on income (tax benefit), as reported in the statements of income	$ 8,610	$ 5,031	$ (2,564)